Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 1,880,332	$ 2,328,569	$ 2,450,382
Income from vessel operations	6,700	384,290	625,132
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(83,799)	(111,321)	(121,022)
Income from vessel operations	0	0	0
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	5,089	14,142	34,373
Income from vessel operations	(33,467)	(31,007)	(37,499)
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Revenues	303,566	340,513	419,166
Income from vessel operations	(290,425)	(96,496)	(30,228)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	209,394	231,435	277,842
Income from vessel operations	(256,758)	(48,310)	(40,227)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	5,065	32,967	65,777
Income from vessel operations	(13,390)	(15,967)	4,984
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	89,107	76,111	75,547
Income from vessel operations	(20,277)	(32,219)	5,015
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues	796,711	1,152,390	1,229,413
Income from vessel operations	147,060	230,853	283,399
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	432,676	396,444	397,991
Income from vessel operations	148,649	153,181	181,372
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	385,683	336,530	305,056
Income from vessel operations	188,676	174,600	151,200
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	46,993	59,914	92,935
Income from vessel operations	(40,027)	(21,419)	30,172
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	431,178	550,543	524,834
Income from vessel operations	$ 1,416	$ 96,752	$ 190,589